SUBSEQUENT EVENT (Details) - Subsequent Event ¥ in Millions, $ in Millions	1 Months Ended
	Feb. 28, 2017 CNY (¥)	Jan. 31, 2017 USD ($)
Crystal Orange
SUBSEQUENT EVENT
Consideration for acquisition	¥ 3,650
Cash deposit paid for the acquisition	¥ 700
Mobike Limited
SUBSEQUENT EVENT
Consideration for purchase of investments | $		$ 10